Note 8 - Common Stock - Activity of Stock Purchase Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Outstanding, shares (in shares)	32,751,578	56,442,157
Outstanding, weighted average exercise price (in dollars per share)	$ 0.07	$ 0.14
Exercised, shares (in shares)	983,334	(21,884,420)
Exercised, weighted average exercise price (in dollars per share)	$ 0.05	$ 0.06
Forfeited or expired, shares (in shares)	1,112,001	(1,806,159)
Forfeited or expired, weighted average exercise price (in dollars per share)	$ 0.57	$ 1
Outstanding, shares (in shares)	30,656,243	32,751,578
Outstanding, weighted average exercise price (in dollars per share)	$ 0.05	$ 0.07